Capital Management (Details) $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Capital Management [Abstract]
Borrowings	$ 2,905.1	$ 4,276.7	$ 4,111.0
Adjusted working capital deficiency	126.1	208.2
Reserve of exchange differences on translation	(265.9)	(473.6)
Net debt	2,765.3	4,011.3
Equity	5,342.7	6,612.8	$ 9,162.9
Total capitalization	$ 8,108.0	$ 10,624.1
Net debt to adjusted cash flow from operations ratio	1.5	2.3